INCOME TAX - Schedule of the significant components of deferred income tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets [line items]
Deferred tax assets	$ 27,025	$ 33,735	$ 34,689
Intangible fixed assets
Deferred tax assets [line items]
Deferred tax assets	10,493	17,705	14,033
Accruals
Deferred tax assets [line items]
Deferred tax assets	2,289	5,123	3,608
Other
Deferred tax assets [line items]
Deferred tax assets	6,467	5,135	1,236
Tax losses
Deferred tax assets [line items]
Deferred tax assets	$ 7,776	$ 5,772	$ 6,632